ICON Consumer Staples Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (100.15%)

Communications (9.35%)
Amazon.com Inc*	129	355,888
eBay Inc	4,200	220,290
Total Communications		576,178

Consumer, Cyclical (9.30%)
Casey's General Stores Inc	1,400	209,328
Dollar General Corp	500	95,255
Dollar Tree Inc*	1,450	134,386
VF Corp	2,200	134,068
Total Consumer, Cyclical		573,037

Consumer, Non-Cyclical (81.49%)
Altria Group Inc	1,600	62,800
Anheuser-Busch InBev SA	2,700	133,110
The Boston Beer Co Inc*	650	348,823
Calavo Growers Inc	2,400	150,984
Coca-Cola Co/The	5,000	223,400
Coca-Cola European Partners PLC	3,900	147,264
Conagra Brands Inc	6,500	228,605
Constellation Brands Inc	600	104,970
Diageo PLC	1,350	181,427
The Estee Lauder Cos Inc	1,400	264,152
Flowers Foods Inc	5,300	118,508
General Mills Inc	4,000	246,600
Hershey Co/The	1,100	142,582
Hormel Foods Corp	3,400	164,118
The J M Smucker Co	1,400	148,134
Kellogg Co	2,400	158,544
Keurig Dr Pepper Inc	3,400	96,560
Kimberly-Clark Corp	1,500	212,025
The Kroger Co	7,600	257,260
Medifast Inc	2,700	374,678
Philip Morris International Inc	1,200	84,072
Pilgrim's Pride Corp*	7,200	121,608
Post Holdings Inc*	2,500	219,050
The Procter & Gamble Co	2,100	251,097
Sysco Corp	4,200	229,572
Tyson Foods Inc	2,500	149,275
Unilever PLC	3,700	203,056
Total Consumer, Non-Cyclical		5,022,274

Total Common Stock (Cost $6,091,783)		6,171,489

Total Investments (Cost $6,091,783) (100.15%)		6,171,489
Liabilities in Excess of Other Assets (-0.15%)		(8,796)
Net Assets (100.00%)		6,162,693

*	Non-income producing security.